UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-5586

Oppenheimer Rochester California Municipal Fund

(Exact name of registrant as specified in charter)

6803 South Tucson Way, Centennial, Colorado 80112-3924

(Address of principal executive offices) (Zip code)

Cynthia Lo Bessette

OFI Global Asset Management, Inc.

225 Liberty Street, New York, New York 10281-1008

(Name and address of agent for service)

Registrant’s telephone number, including area code: (303) 768-3200

Date of fiscal year end: July 31

Date of reporting period: 10/31/2018

Item 1. Schedule of Investments.

STATEMENT OF INVESTMENTS October 31, 2018 Unaudited

Principal Amount		Coupon		Maturity	Value
Municipal Bonds and Notes—111.7%
California—103.7%
$1,000,000	Adelanto, CA Community Facilities District Special Tax No. 2006-2[1]	5.000%		09/01/2045	$1,055,530
2,675,000	Adelanto, CA Elementary School District Community Facilities District No. 1[1]	5.250		09/01/2026	2,667,510
1,630,000	Adelanto, CA Elementary School District Community Facilities District No. 1[1]	5.400		09/01/2036	1,601,866
25,000	Adelanto, CA Improvement Agency, Series B1,2	5.500		12/01/2023	25,010
1,220,000	Adelanto, CA Public Utility Authority[1]	5.000		07/01/2024	1,234,103
5,710,000	Adelanto, CA Public Utility Authority[1]	5.000		07/01/2039	5,544,867
2,000,000	Adelanto, CA Public Utility Authority[1]	5.000		07/01/2039	2,222,440
6,620,000	Adelanto, CA Public Utility Authority[1]	6.750		07/01/2039	6,838,195
1,345,000	Alhambra, CA (Atherton Baptist Homes)[1]	7.500		01/01/2030	1,417,886
1,000,000	Alhambra, CA (Atherton Baptist Homes)[1]	7.625		01/01/2040	1,065,310
1,350,000	Anaheim, CA Public Financing Authority[1]	5.000		05/01/2034	1,496,002
3,000,000	Anaheim, CA Public Financing Authority (Anaheim Electric System Distribution)[3]	5.250		10/01/2034	3,043,057
7,000,000	Anaheim, CA Public Financing Authority (Anaheim Electric System Distribution)[3]	5.250		10/01/2039	7,100,468
25,000	Apple Valley, CA Redevel. Agency Tax Allocation[1]	5.000		06/01/2032	25,003
600,000	Arvin, CA Community Redevel. Agency Tax Allocation[1]	6.500		09/01/2038	600,288
1,250,000	Atwater, CA Wastewater[1]	5.000		05/01/2040	1,380,987
1,300,000	Atwater, CA Wastewater[1]	5.000		05/01/2043	1,433,224
770,000	Azusa, CA Special Tax Community Facilities District No. 05-1[1]	5.000		09/01/2021	775,821
415,000	Bakersfield, CA Improvement Bond Act 1915[1]	5.350		09/02/2022	359,448
1,130,000	Bakersfield, CA Improvement Bond Act 1915[1]	5.400		09/02/2025	963,144
1,170,000	Bakersfield, CA Improvement Bond Act 1915[1]	7.375		09/02/2028	1,171,837
750,000	Beaumont, CA Financing Authority, Series A1	5.000		09/01/2036	792,052
115,000	Beaumont, CA Financing Authority, Series A1	5.125		09/01/2028	122,616
120,000	Beaumont, CA Financing Authority, Series A1	5.250		09/01/2029	128,038
250,000	Beaumont, CA Financing Authority, Series A1	5.625		09/01/2032	268,412
4,405,000	Beaumont, CA Financing Authority, Series A1	5.875		09/01/2042	4,742,379
1,500,000	Beaumont, CA Financing Authority, Series A1	6.375		09/01/2042	1,629,510
5,000	Beaumont, CA Financing Authority, Series A1	7.000		09/01/2023	5,006
1,560,000	Beaumont, CA Financing Authority, Series B1	5.000		09/01/2025	1,713,364
635,000	Beaumont, CA Financing Authority, Series B1	5.000		09/01/2034	677,545
500,000	Blythe, CA Community Facilities District Special Tax (Hidden Beaches)[1]	5.300		09/01/2035	502,510
1,000,000	Blythe, CA Redevel. Agency (Redevel. Project No. 1 Tax Allocation)[1]	5.000		05/01/2038	1,052,400
2,135,000	Blythe, CA Redevel. Agency (Redevel. Project No. 1 Tax Allocation)[1]	9.750		05/01/2038	2,426,726
1,010,000	Brea, CA Redevel. Agency	6.591	[4]	08/01/2031	448,359
2,930,000	Brea, CA Redevel. Agency	6.675	[4]	08/01/2032	1,201,183
2,300,000	Brea, CA Redevel. Agency	6.830	[4]	08/01/2033	865,076
5,000,000	Brea, CA Redevel. Agency	6.869	[4]	08/01/2034	1,726,700

1      OPPENHEIMER ROCHESTER CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon		Maturity	Value
California (Continued)
$35,000	Butte County, CA Hsg. Authority (Affordable Hsg. Pool)[1]	7.000%		10/01/2020	$35,324
3,000,000	CA ABAG Finance Authority for NonProfit Corporations (Casa De Las Campanas)[1]	6.000		09/01/2037	3,203,340
25,000	CA ABAG Finance Authority for NonProfit Corporations COP (Palo Alto Gardens Apartments)[1]	5.350		10/01/2029	25,023
45,000	CA Affordable Hsg. Agency (Merced County Hsg. Authority)[1]	6.000		01/01/2023	44,367
15,000	CA Bay Area Governments Association[1]	4.125		09/01/2019	15,019
2,845,000	CA Communities Transportation Revenue COP[1]	6.000		06/01/2042	3,148,960
2,500,000	CA Community College Financing Authority (NCCD-Orange Coast Properties)[1]	5.250		05/01/2053	2,655,525
4,610,000	CA County Tobacco Securitization Agency[1]	4.000		06/01/2029	4,669,653
3,445,000	CA County Tobacco Securitization Agency	4.461	[4]	06/01/2033	1,503,432
82,110,000	CA County Tobacco Securitization Agency	5.305	[4]	06/01/2046	12,649,867
45,600,000	CA County Tobacco Securitization Agency	5.368	[4]	06/01/2057	1,461,024
55,250,000	CA County Tobacco Securitization Agency	6.045	[4]	06/01/2057	1,225,445
51,500,000	CA County Tobacco Securitization Agency	6.695	[4]	06/01/2057	1,372,475
71,700,000	CA County Tobacco Securitization Agency	6.998	[4]	06/01/2055	3,818,025
320,360,000	CA County Tobacco Securitization Agency	7.548	[4]	06/01/2055	14,771,800
309,500,000	CA County Tobacco Securitization Agency	8.248	[4]	06/01/2055	14,574,355
850,000	CA County Tobacco Securitization Agency (TASC)[1]	5.100	[5]	06/01/2028	850,229
3,725,000	CA County Tobacco Securitization Agency (TASC)[1]	5.125		06/01/2038	3,734,536
1,390,000	CA County Tobacco Securitization Agency (TASC)[1]	5.750		06/01/2029	1,404,859
12,090,000	CA County Tobacco Securitization Agency (TASC)[1]	5.875		06/01/2035	12,212,230
2,080,000	CA County Tobacco Securitization Agency (TASC)[1]	5.875		06/01/2043	2,109,474
10,835,000	CA County Tobacco Securitization Agency (TASC)[1]	6.000		06/01/2035	10,838,359
18,320,000	CA County Tobacco Securitization Agency (TASC)[1]	6.000		06/01/2042	18,495,322
9,670,000	CA County Tobacco Securitization Agency (TASC)[1]	6.125		06/01/2038	9,663,908
41,800,000	CA County Tobacco Securitization Agency (TASC)	7.070	[4]	06/01/2046	5,428,148
9,710,000	CA Dept. of Water Resources (Center Valley)[3]	5.250		12/01/2035	10,362,318
290,000	CA Dept. of Water Resources (Center Valley)[3]	5.250		12/01/2035	309,482
3,000,000	CA Educational Facilities Authority (Pepperdine University)[1]	5.000		10/01/2046	3,316,290
5,000,000	CA Educational Facilities Authority (Pepperdine University)[1]	5.000		10/01/2049	5,516,800
615,000	CA Educational Facilities Authority (University of San Francisco)[1]	6.125		10/01/2036	686,266
635,000	CA Educational Facilities Authority (University of San Francisco)[1]	6.125		10/01/2036	703,440
2,500,000	CA Enterprise Devel. Authority (Sunpower Corp.)[1]	8.500		04/01/2031	2,633,150
13,000,000	CA GO1	5.000		09/01/2032	14,792,310
25,150,000	CA GO3	5.000		09/01/2034	28,085,589
10,000,000	CA GO1	5.000		08/01/2036	11,226,000
3,550,000	CA GO1	5.000		02/01/2038	3,799,778
25,000	CA GO1	5.250		06/01/2021	25,513
5,000	CA GO1	5.500		10/01/2022	5,076
5,000	CA GO1	5.750		05/01/2030	5,016

2      OPPENHEIMER ROCHESTER CALIFORNIA MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Value
California (Continued)
$1,500,000	CA GO1	6.000%	03/01/2033	$1,580,985
15,000	CA GO1	6.250	10/01/2019	15,267
50,000	CA GO1	6.250	10/01/2019	50,891
2,695,000	CA GO1	6.500	04/01/2033	2,749,412
2,305,000	CA GO1	6.500	04/01/2033	2,347,666
2,500,000	CA Golden State Tobacco Securitization Corp. (TASC)[1]	5.000	06/01/2040	2,709,475
2,030,000	CA Health Facilities Financing Authority (Community Programs for Persons with Developmental Disabilities)[1]	6.250	02/01/2026	2,205,940
14,215,000	CA Health Facilities Financing Authority (Providence Health & Service/Provident Health System-Oregon Obligated Group)[3]	5.500	10/01/2039	14,650,488
13,500,000	CA Health Facilities Financing Authority (SHlth/ EMC/MPHS/PAMFHCR&E/SCHosp/SCVH/SEBH/SGMF/SHSSR/SMF/SMCCV Obligated Group)[3]	5.250	08/15/2031	14,561,640
14,885,000	CA Health Facilities Financing Authority (SHlth/SBH/SVNA&H/SVMF/SVlyH/SCHosp/SEBH/SBMF Obligated Group)[1]	5.000	11/15/2048	16,347,600
5,000,000	CA Health Facilities Financing Authority (SJHS/SJHCN/SJHE/SJHO Obligated Group)[1]	5.750	07/01/2039	5,126,600
885,000	CA Independent Cities Finance Authority Mobile Home Park (Hacienda Valley Estates)[1]	5.000	11/15/2034	947,207
1,000,000	CA Independent Cities Finance Authority Mobile Home Park (Lamplighter Salinas)[1]	6.250	07/15/2045	1,049,590
1,000,000	CA Independent Cities Finance Authority Mobile Home Park (Rancho Del Sol & Grandview)[1]	5.500	05/15/2047	1,049,670
2,000,000	CA Infrastructure and Economic Devel. (AOMPAAS/TVSRF/AcadF/AFound/AMF Obligated Group)[1]	5.000	11/01/2041	2,185,320
65,000	CA M-S-R Public Power Agency (San Juan)[1]	6.000	07/01/2022	70,947
510,000	CA Municipal Finance Authority (Caritas Acquisitions/Caritas Corp. Obligated Group)[1]	6.400	08/15/2045	544,155
250,000	CA Municipal Finance Authority (Casa Griffin Apts.)[1]	5.750	10/01/2034	254,227
3,750,000	CA Municipal Finance Authority (CHCC/FCHMC Obligated Group)[1]	5.000	02/01/2034	4,124,362
4,000,000	CA Municipal Finance Authority (CHCC/FCHMC Obligated Group)[1]	5.000	02/01/2035	4,378,400
2,000,000	CA Municipal Finance Authority (CHCC/FCHMC Obligated Group)[1]	5.000	02/01/2036	2,178,780
1,000,000	CA Municipal Finance Authority (CHCC/FCHMC Obligated Group)[1]	5.000	02/01/2037	1,085,700
1,000,000	CA Municipal Finance Authority (Emerson College)[1]	5.750	01/01/2033	1,113,730
1,000,000	CA Municipal Finance Authority (Emerson College)[1]	6.000	01/01/2042	1,121,360
500,000	CA Municipal Finance Authority (Goodwill Sacramento Valley & Northern Nevada)[1]	5.750	01/01/2022	515,455

3      OPPENHEIMER ROCHESTER CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon		Maturity	Value
California (Continued)
$1,070,000	CA Municipal Finance Authority (Goodwill Sacramento Valley & Northern Nevada)[1]	6.625%		01/01/2032	$1,126,924
2,135,000	CA Municipal Finance Authority (Goodwill Sacramento Valley & Northern Nevada)[1]	6.875		01/01/2042	2,257,656
16,200,000	CA Municipal Finance Authority (Lax Integrated Express Solutions)[1]	5.000		12/31/2043	17,339,184
1,500,000	CA Municipal Finance Authority (OCEAA)[1]	7.000		10/01/2039	1,500,480
1,750,000	CA Municipal Finance Authority (Pilgrim Place Claremont)[1]	5.875		05/15/2029	1,789,007
1,000,000	CA Municipal Finance Authority (Pilgrim Place Claremont)[1]	6.125		05/15/2039	1,023,620
600,000	CA Municipal Finance Authority (Southwestern Law School)[1]	6.500		11/01/2031	664,494
1,250,000	CA Municipal Finance Authority (Southwestern Law School)[1]	6.500		11/01/2041	1,376,400
5,000,000	CA Municipal Finance Authority Mobile Home Park (Caritas Acquisitions)[1]	5.500		08/15/2047	5,304,150
1,200,000	CA Municipal Finance Authority Mobile Home Park (Caritas Affordable Housing)[1]	5.250		08/15/2039	1,292,772
2,000,000	CA Pollution Control Financing Authority (Aemerge Redpak Services Southern CA)[1]	8.000		12/01/2027	1,965,760
3,750,000	CA Pollution Control Financing Authority (Aemerge Redpak Services Southern California)[1]	7.000		12/01/2027	3,599,250
1,425,000	CA Pollution Control Financing Authority (Calplant I)[1]	7.500		07/01/2032	1,465,000
1,900,000	CA Pollution Control Financing Authority (Calplant I)[1]	8.000		07/01/2039	2,014,000
11,905,000	CA Public Works[1]	4.000		04/01/2033	12,338,104
2,795,000	CA Public Works[1]	5.750		03/01/2030	2,939,418
2,500,000	CA Public Works[1]	6.000		03/01/2035	2,637,375
365,000	CA Public Works[1]	6.125		11/01/2029	380,940
8,370,000	CA Public Works[1]	6.375		11/01/2034	8,756,108
95,000	CA Public Works[1]	6.625		11/01/2034	95,140
2,000,000	CA Public Works (California State Prisons)[1]	5.750		10/01/2031	2,192,160
900,000	CA Public Works (Dept. of Mental Health)[1]	5.000		11/01/2031	902,133
1,250,000	CA Public Works (Judicial Council)[1]	5.000		12/01/2031	1,349,025
125,000	CA Public Works (Trustees California State University)[1]	6.000		04/01/2027	127,246
1,118,140	CA Rural Home Mtg. Finance Authority (Single Family Mtg.)[6,7]	5.500		08/01/2047	614,977
198,221	CA Rural Home Mtg. Finance Authority (Single Family Mtg.)[6,7]	5.500		08/01/2047	47,573
1,250,000	CA School Finance Authority School Facility (Escuela Popular Del Pueblo)[1]	6.250		07/01/2037	1,213,725
870,000	CA School Finance Authority School Facility (Kipp LA Schools)[1]	5.000		07/01/2047	931,813
12,650,000	CA Silicon Valley Tobacco Securitization Authority	5.845	[4]	06/01/2047	1,988,454
50,000,000	CA Silicon Valley Tobacco Securitization Authority	7.108	[4]	06/01/2056	3,619,500
18,420,000	CA Silicon Valley Tobacco Securitization Authority	8.818	[4]	06/01/2036	6,834,188

4      OPPENHEIMER ROCHESTER CALIFORNIA MUNICIPAL FUND

Principal Amount		Coupon		Maturity	Value
California (Continued)
$10,000,000	CA Silicon Valley Tobacco Securitization Authority	10.496%[4]		06/01/2041	$2,603,100
10,000,000	CA State University[1]	5.000		11/01/2042	11,133,200
100,000	CA Statewide CDA	4.446	[4]	09/01/2028	49,490
100,000	CA Statewide CDA	5.078	[4]	09/01/2034	31,514
50,000	CA Statewide CDA[1]	6.750		09/01/2037	50,052
2,795,000	CA Statewide CDA (Cathedral City Heritage Park/Glendale Heritage Park Obligated Group)[1]	5.200		06/01/2036	2,804,196
1,200,000	CA Statewide CDA (CHF-Irvine)[1]	5.000		05/15/2040	1,296,024
1,375,000	CA Statewide CDA (Front Porch Communities & Services)[1]	5.000		04/01/2047	1,488,712
1,400,000	CA Statewide CDA (Guidance Charter School)[6,7]	6.500		07/01/2037	840,000
5,100,000	CA Statewide CDA (Guidance Charter School)[6,7]	6.750		07/01/2052	3,060,000
5,000,000	CA Statewide CDA (Loma Linda University Medical Center)[1]	5.500		12/01/2058	5,258,200
2,019,578	CA Statewide CDA (Microgy Holdings)[7,8]	9.000		12/01/2038	20
2,875,000	CA Statewide CDA (Orinda Wilder)[1]	5.000		09/01/2037	3,061,099
295,000	CA Statewide CDA (Rio Bravo)[1]	6.500		12/01/2018	294,900
2,915,000	CA Statewide CDA (Yucaipa Valley Water Reservoir)[1]	6.000		09/02/2044	2,787,673
2,000,000	CA Statewide CDA School Facilities (47th & Main)[1]	6.375		07/01/2047	2,146,680
65,000	CA Statewide CDA Special Tax Community Facilities District No. 97	3.872	[4]	09/01/2022	52,292
10,000	CA Statewide CDA Water[1]	7.000		07/01/2022	10,008
1,045,000	CA Statewide Financing Authority Tobacco Settlement (TASC)[1]	6.000		05/01/2037	1,045,387
8,370,000	CA Statewide Financing Authority Tobacco Settlement (TASC)[1]	6.000		05/01/2037	8,373,097
150,000	CA Statewide Financing Authority Tobacco Settlement (TASC)[1]	6.000		05/01/2043	149,998
45,000	CA Statewide Financing Authority Tobacco Settlement (TASC)[1]	6.000		05/01/2043	45,000
1,320,000	CA Valley Sanitation District[1]	5.200		09/02/2030	1,321,333
2,500,000	Calexico, CA Community Facilities District No. 2005-1 Special Tax (Hearthstone)[6]	5.500		09/01/2036	1,075,000
2,325,000	Calexico, CA Community Facilities District No. 2005-1 Special Tax (Hearthstone)[6]	5.550		09/01/2036	999,750
35,000	Calexico, CA Community Redevel. Agency Tax Allocation (Central Business District & Residential Redevel.)[1]	7.250		08/01/2033	39,108
25,000	Carlsbad, CA Improvement Bond Act 1915[1]	5.500		09/02/2028	25,174
100,000	Carson, CA Public Financing Authority (Remediation)[1]	6.500		10/01/2036	104,286
50,000	Carson, CA Redevel. Agency[1]	4.500		01/01/2032	50,080
925,000	Castaic, CA Union School District Community Facilities District No. 92-1[1]	9.000		10/01/2019	940,124
1,100,000	Chino, CA Public Financing Authority[1]	5.000		09/01/2034	1,207,129
865,000	Chino, CA Public Financing Authority[1]	5.000		09/01/2035	945,929

5      OPPENHEIMER ROCHESTER CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Value
California (Continued)
$12,480,000	Chula Vista, CA Industrial Devel. (San Diego Gas & Electric Company)[1]	4.000%	05/01/2039	$12,487,738
2,000,000	Chula Vista, CA Industrial Devel. (San Diego Gas & Electric Company)[1]	5.875	01/01/2034	2,040,600
5,000,000	Chula Vista, CA Industrial Devel. (San Diego Gas & Electric Company)[1]	5.875	02/15/2034	5,101,500
1,060,000	Clovis, CA Wastewater[1]	5.250	08/01/2030	1,220,018
500,000	Clovis, CA Wastewater[1]	5.250	08/01/2031	573,825
715,000	Coachella, CA Community Facilities District No. 2018-1 (Glenroy)[1]	5.000	09/01/2030	767,195
1,090,000	Coachella, CA Community Facilities District No. 2018-1 (Glenroy)[1]	5.000	09/01/2038	1,137,251
2,015,000	Coachella, CA Community Facilities District No. 2018-1 (Glenroy)[1]	5.000	09/01/2048	2,084,497
1,525,000	Coachella, CA Community Facilities District No. 2018-1 (Glenroy)[1]	5.000	09/01/2053	1,571,497
465,000	Colton, CA Community Facilities District Special Tax[1]	7.500	09/01/2020	470,575
3,715,000	Compton, CA Community College District[1]	6.750	08/01/2034	3,853,569
1,000,000	Compton, CA Public Finance Authority[1]	5.250	09/01/2027	1,001,860
4,870,000	Corcoran, CA Hospital District[1]	8.000	08/01/2034	4,980,305
935,000	Corona, CA Community Facilities District (Buchanan Street)[1]	5.150	09/01/2036	893,804
110,000	Corona, CA Community Facilities District (Eagle Glen II)[1]	6.000	09/01/2031	110,206
50,000	Daly City, CA Hsg. Devel. Finance Agency (Franciscan Mobile Home Park)[1]	5.000	12/15/2037	50,073
925,000	Daly City, CA Hsg. Devel. Finance Agency (Third Tier Franciscan)[1]	6.500	12/15/2047	926,073
1,220,000	Dehesa, CA School District[1]	5.500	06/01/2044	1,376,416
1,855,000	Desert Hot Springs, CA Community Facilities District Special Tax[1]	6.375	09/01/2038	1,927,530
3,725,000	Desert Hot Springs, CA Redevel. Agency Tax Allocation[1]	7.375	09/01/2039	3,894,972
1,000,000	Dinuba, CA Wastewater System[1]	5.375	09/01/2038	1,006,390
1,725,000	East Bay, CA Municipal Utility District (Water System)[1]	5.000	06/01/2036	1,924,134
15,000,000	East Bay, CA Municipal Utility District (Water System)[3]	5.000	06/01/2036	15,729,750
865,000	Fairfield, CA Community Facilities District Special Tax (Fairfield Commons)[1]	6.875	09/01/2038	878,286
1,000,000	Fontana, CA Special Tax Community Facilities District No. 80[1]	5.000	09/01/2046	1,072,190
5,145,000	Grossmont, CA Union High School District[3]	5.500	08/01/2030	5,285,868
4,895,000	Grossmont, CA Union High School District[3]	5.500	08/01/2031	5,028,954
500,000	Hollister, CA Redevel. Agency Tax Allocation[1]	7.000	10/01/2032	521,770
1,600,000	Hollister, CA Redevel. Agency Tax Allocation (Hollister Community Devel.)[1]	5.000	10/01/2030	1,773,104

6      OPPENHEIMER ROCHESTER CALIFORNIA MUNICIPAL FUND

Principal Amount		Coupon		Maturity	Value
California (Continued)
$1,305,000	Hollister, CA Redevel. Agency Tax Allocation (Hollister Community Devel.)[1]	5.000%		10/01/2032	$1,441,712
1,430,000	Imperial County, CA Community Facilities District No. 2004-2 Special Tax[1]	5.900		09/01/2037	1,440,053
630,000	Lake Elsinore, CA Public Financing Authority (Canyon Hills)[1]	5.000		09/01/2032	664,732
335,000	Lake Elsinore, CA Public Financing Authority (Canyon Hills)[1]	5.000		09/01/2037	351,747
1,175,000	Lake Elsinore, CA Public Financing Authority (Villages Wasson Canyon)[1]	5.250		09/01/2038	1,224,080
420,000	Lammersville, CA School District Community Facilities District (Mountain House)[1]	5.000	[5]	09/01/2025	437,531
375,000	Lammersville, CA School District Community Facilities District (Mountain House)[1]	5.100	[5]	09/01/2026	390,889
885,000	Lammersville, CA School District Community Facilities District (Mountain House)[1]	5.150	[5]	09/01/2027	922,453
1,000,000	Lammersville, CA School District Community Facilities District (Mountain House)[1]	5.200	[5]	09/01/2028	1,040,480
500,000	Lammersville, CA School District Community Facilities District (Mountain House)[1]	5.250	[5]	09/01/2029	519,855
500,000	Lammersville, CA School District Community Facilities District (Mountain House)[1]	5.300	[5]	09/01/2030	520,015
1,000,000	Lammersville, CA School District Community Facilities District (Mountain House)[1]	5.375	[5]	09/01/2032	1,038,890
1,670,000	Lancaster, CA Redevel. Agency Tax Allocation (Comb Redevel.)[1]	6.875		08/01/2034	1,733,193
580,000	Lancaster, CA Redevel. Agency Tax Allocation (Comb Redevel.)[1]	6.875		08/01/2039	601,947
430,000	Lancaster, CA Redevel. Agency Tax Allocation (Comb Redevel.)[1]	6.875		08/01/2039	446,271
3,805,000	Lathrop, CA Special Tax Community Facilities District No. 03-2[1]	7.000		09/01/2033	3,814,779
1,000,000	Lennox, CA School District COP[1]	5.000		10/01/2034	1,071,400
50,000	Long Beach, CA Bond Finance Authority Natural Gas[1]	5.500		11/15/2028	59,238
1,000,000	Long Beach, CA Bond Finance Authority Natural Gas[1]	5.500		11/15/2037	1,225,770
1,300,000	Long Beach, CA Harbor Revenue[1]	5.000		05/15/2037	1,442,805
14,000,000	Long Beach, CA Harbor Revenue[1]	5.000		05/15/2040	15,407,700
2,575,000	Long Beach, CA Harbor Revenue[1]	5.000		05/15/2043	2,827,968
8,175,000	Long Beach, CA Unified School District[1]	5.000		08/01/2036	9,225,079
1,200,000	Los Alamitos, CA Unified School District COP[1]	0.000	[5]	08/01/2034	1,088,292
2,075,000	Los Angeles, CA Community Devel. Agency (Adelante Eastside Redevel.)[1]	6.500		09/01/2039	2,156,921
3,500,000	Los Angeles, CA Dept. of Airports[1]	5.000		05/15/2032	3,989,510
15,145,000	Los Angeles, CA Dept. of Airports[3]	5.000		05/15/2033	17,196,765
4,365,000	Los Angeles, CA Dept. of Airports[1]	5.000		05/15/2033	4,779,195
12,000,000	Los Angeles, CA Dept. of Airports[3]	5.000		05/15/2034	13,542,000
5,795,000	Los Angeles, CA Dept. of Airports[1]	5.000		05/15/2034	6,327,155

7      OPPENHEIMER ROCHESTER CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Value
California (Continued)
$2,500,000	Los Angeles, CA Dept. of Airports (Los Angeles International Airport)[1]	5.000%	05/15/2038	$2,755,725
17,500,000	Los Angeles, CA Dept. of Airports (Los Angeles International Airport)[1]	5.000	05/15/2044	19,135,200
4,850,000	Los Angeles, CA Dept. of Airports (Los Angeles International Airport)[1]	5.000	05/15/2044	5,320,013
4,000,000	Los Angeles, CA Dept. of Water & Power[1]	5.000	07/01/2036	4,584,880
3,500,000	Los Angeles, CA Dept. of Water & Power[1]	5.000	07/01/2037	4,002,775
8,250,000	Los Angeles, CA Dept. of Water & Power[1]	5.000	07/01/2041	9,202,462
15,525,000	Los Angeles, CA Dept. of Water & Power[1]	5.000	07/01/2042	17,374,959
16,500,000	Los Angeles, CA Dept. of Water & Power[3]	5.000	07/01/2047	18,400,470
3,000,000	Los Angeles, CA Dept. of Water & Power[3]	5.375	07/01/2034	3,016,590
12,000,000	Los Angeles, CA Dept. of Water & Power[3]	5.375	07/01/2038	12,062,580
16,300,000	Los Angeles, CA Harbor Dept.[3]	5.250	08/01/2034	16,729,342
2,000,000	Los Angeles, CA Hsg. Auth. (Property Acquisition)[1]	6.000	06/01/2029	2,029,700
2,000,000	Los Angeles, CA Hsg. Auth. (Property Acquisition)[1]	6.250	06/01/2034	2,032,420
500,000	Los Angeles, CA Hsg. Auth. (Property Acquisition)[1]	6.375	06/01/2039	508,460
945,000	Los Angeles, CA IDA (Santee Court Parking Facility)[1]	5.000	12/01/2020	940,171
11,655,000	Los Angeles, CA MTA, Series A1	5.000	06/01/2031	13,386,583
4,000,000	Los Angeles, CA Municipal Improvement Corp. (Real Property)[1]	6.000	09/01/2039	4,140,800
7,000,000	Los Angeles, CA Unified School District[1]	5.000	07/01/2040	7,790,440
85,000	Madera County, CA COP (Valley Children’s Hospital)[1]	5.750	03/15/2028	85,275
250,000	Marina, CA Redevel. Agency Tax Allocation[1]	5.000	09/01/2038	266,787
50,000	Maywood, CA Public Financing Authority[1]	7.000	09/01/2038	50,054
1,750,000	McFarland, CA Unified School District[1]	5.500	11/01/2038	1,979,267
1,375,000	Mendota, CA Joint Powers Financing Authority Wastewater[1]	5.150	07/01/2035	1,374,931
1,000,000	Menifee, CA Union School District Special Tax[1]	5.000	09/01/2033	1,109,140
1,000,000	Menifee, CA Union School District Special Tax[1]	5.000	09/01/2043	1,078,040
1,500,000	Menifee, CA Union School District Special Tax[1]	5.000	09/01/2048	1,612,020
3,020,000	Merced, CA City School District[1]	5.000	08/01/2048	3,356,941
1,500,000	Montebello, CA Public Financing Authority (Montebello Hotel)[1]	5.000	12/01/2033	1,504,020
2,050,000	Moreno Valley, CA Unified School District Community Facilities District No. 2004-4[1]	5.000	09/01/2045	2,170,109
655,000	Murrieta, CA Community Facilities District Special Tax (Golden City)[1]	5.000	09/01/2042	701,780
1,500,000	Norco, CA Community Redevel. Agency[1]	5.000	03/01/2030	1,665,435
2,000,000	Norco, CA Redevel. Agency Tax Allocation[1]	6.000	03/01/2036	2,108,540
4,115,000	Northern Humboldt, CA Union High School District[1]	5.000	08/01/2043	4,582,217
1,250,000	Northern Humboldt, CA Union High School District[1]	6.500	08/01/2034	1,401,375
2,000,000	Northern, CA Inyo County Local Hospital District[1]	6.375	12/01/2025	2,056,780
1,000,000	Oak Valley, CA Hospital District[1]	7.000	11/01/2035	1,021,000
1,000,000	Oakland, CA GO1	6.000	01/15/2034	1,008,880

8      OPPENHEIMER ROCHESTER CALIFORNIA MUNICIPAL FUND

Principal Amount		Coupon		Maturity	Value
California (Continued)
$250,000	Oakland, CA GO1	6.250%		01/15/2039	$252,345
250,000	Oakland, CA Unified School District[1]	6.500		08/01/2022	258,960
250,000	Oakland, CA Unified School District[1]	6.500		08/01/2023	258,960
250,000	Oakland, CA Unified School District[1]	6.500		08/01/2024	258,960
1,135,000	Ontario, CA Improvement Bond Act 1915 Assessment District No. 108[1]	7.500		09/02/2020	1,157,201
1,350,000	Orange County, CA Community Facilities District (Esencia Village)[1]	5.000		08/15/2031	1,477,265
1,250,000	Oxnard, CA Financing Authority Wastewater[1]	5.000		06/01/2032	1,380,938
1,500,000	Oxnard, CA Financing Authority Wastewater[1]	5.000		06/01/2033	1,653,060
850,000	Oxnard, CA Financing Authority Wastewater[1]	5.000		06/01/2034	933,989
40,000	Palm Desert, CA Financing Authority[1]	5.000		08/01/2033	40,344
30,000	Palm Springs, CA Airport Passenger Facilities (Palm Springs International Airport)[1]	5.250		01/01/2022	30,084
65,000	Palm Springs, CA Airport Passenger Facilities (Palm Springs International Airport)[1]	5.450		07/01/2020	65,005
305,000	Palm Springs, CA Airport Passenger Facilities (Palm Springs International Airport)[1]	5.550		07/01/2028	296,103
250,000	Palm Springs, CA Airport Passenger Facilities (Palm Springs International Airport)[1]	6.400		07/01/2023	250,165
170,000	Palm Springs, CA Airport Passenger Facilities (Palm Springs International Airport)[1]	6.500		07/01/2027	170,058
445,000	Palm Springs, CA Community Redevel. Agency Tax Allocation[1]	5.000		09/01/2032	491,262
1,355,000	Palmdale, CA Community Facilities District Special Tax[1]	5.400		09/01/2035	1,362,642
5,475,000	Palmdale, CA Community Facilities District Special Tax[1]	6.125		09/01/2037	5,482,063
4,480,000	Palmdale, CA Community Facilities District Special Tax[1]	6.250		09/01/2035	4,488,602
4,835,000	Palomar, CA Health (Palomar Health/Arch Health Partners Obligated Group)[1]	5.000		11/01/2042	5,155,899
235,000	Perris, CA Elementary School District[1]	6.000		08/01/2029	275,060
290,000	Perris, CA Elementary School District[1]	6.000		08/01/2030	338,265
1,000,000	Pixley, CA Union School District (Pixley Union Elementary School District)[1]	5.250		08/01/2044	1,114,570
50,000	Pomona, CA Unified School District[1]	6.150		08/01/2030	56,547
1,980,000	Poway, CA Unified School District Public Financing Authority Special Tax[1]	5.000		09/01/2035	2,185,524
2,000,000	Richmond, CA Joint Powers Financing Authority (Civic Center)[1]	5.750		08/01/2029	2,051,340
2,500,000	Ridgecrest, CA Redevel. Agency (Ridgecrest Redevel.)[1]	6.250		06/30/2037	2,678,200
10,530,000	Rio Hondo, CA Community College District[1]	0.000	[5]	08/01/2042	10,641,302
577,172	Riverbank, CA Redevel. Agency (Riverbank Reinvestment)[6,7]	5.000		08/01/2032	496,368
535,000	Riverside County, CA Community Facilities District Special Tax No. 07-2 (Clinton Keith)[1]	5.000		09/01/2045	571,979

9      OPPENHEIMER ROCHESTER CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon		Maturity	Value
California (Continued)
$3,000,000	Riverside County, CA Redevel. Agency (Desert Communities)[1]	6.000%		10/01/2037	$3,232,980
1,000,000	Riverside County, CA Redevel. Agency (Jurupa Valley Redevel.)[1]	0.000	[5]	10/01/2027	1,165,100
1,000,000	Riverside County, CA Redevel. Agency (Jurupa Valley Redevel.)[1]	0.000	[5]	10/01/2031	1,152,340
1,325,000	Riverside County, CA Redevel. Agency (Jurupa Valley Redevel.)[1]	6.500		10/01/2025	1,476,183
1,200,000	Riverside County, CA Redevel. Agency (Jurupa Valley Redevel.)[1]	6.750		10/01/2030	1,346,748
1,050,000	Riverside, CA Special Tax Community Facilities District No. 92-1, Series A1	5.300		09/01/2034	1,050,147
1,000,000	Ross Valley, CA School District[1]	5.500		08/01/2041	1,082,730
4,985,000	Sacramento County, CA Airport System[1]	5.000		07/01/2032	5,610,817
2,200,000	Sacramento County, CA Airport System[1]	5.000		07/01/2038	2,428,602
7,810,000	Sacramento County, CA Airport System[1]	5.000		07/01/2039	8,601,544
40,000	Sacramento County, CA COP (Public Facilities)[1]	5.000		06/01/2029	40,090
1,050,000	Sacramento County, CA Hsg. Authority (Vintage Willow Creek Senior Apartments)[1,2]	5.250		06/01/2027	1,050,336
1,455,000	Sacramento, CA City Financing Authority (North Natomas CFD No. 2)[1]	6.250		09/01/2023	1,475,254
1,290,000	Sacramento, CA Special Tax (North Natomas Community Facilities District No. 4)[1]	5.000		09/01/2032	1,395,187
1,200,000	Sacramento, CA Special Tax (North Natomas Community Facilities District No. 4)[1]	5.000		09/01/2033	1,294,092
1,600,000	San Bernardino County, CA Special Tax (Lytle Creek North)[1]	5.000		09/01/2045	1,693,744
1,375,000	San Bernardino, CA Joint Powers Financing Authority (Central City)[1]	5.750		07/01/2020	1,416,415
195,000	San Bernardino, CA Joint Powers Financing Authority (Police Station)[1]	5.500		09/01/2020	195,542
10,000	San Bernardino, CA Joint Powers Financing Authority (Police Station)[1]	5.500		09/01/2024	10,028
1,295,000	San Bernardino, CA Mountains Community Hospital District COP[1]	5.000		02/01/2027	1,295,078
3,235,000	San Bernardino, CA Mountains Community Hospital District COP[1]	5.000		02/01/2037	3,140,538
3,000,000	San Buenaventura, CA Community Memorial Health Systems[1]	8.000		12/01/2031	3,359,190
6,095,000	San Diego County, CA Redevel. Agency (Gillespie Field)[1]	5.750		12/01/2032	6,104,143
10,000,000	San Diego County, CA Water Authority[1]	5.000		05/01/2033	11,420,400
10,000,000	San Diego County, CA Water Authority[1]	5.000		05/01/2034	11,377,000
10,125,000	San Diego County, CA Water Authority[1]	5.000		05/01/2037	11,410,369
3,000,000	San Diego, CA Hsg. Authority (Sorrento Tower Apartments)[1]	5.000		05/01/2029	3,122,760
14,155,000	San Diego, CA Unified School District[1]	4.000		07/01/2047	14,288,765
1,000,000	San Francisco, CA Bay Area Rapid Transit District[1]	5.000		07/01/2031	1,133,510
10,000,000	San Francisco, CA Bay Area Rapid Transit District[1]	5.000		08/01/2036	11,536,600

10      OPPENHEIMER ROCHESTER CALIFORNIA MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Value
California (Continued)
$1,000,000	San Francisco, CA City & County Airports Commission[1]	5.000%	05/01/2031	$1,069,360
11,225,000	San Francisco, CA City & County Airports Commission[1]	5.000	05/01/2042	12,161,502
2,725,000	San Francisco, CA City & County Airports Commission[1]	5.000	05/01/2043	2,972,294
5,275,000	San Francisco, CA City & County Airports Commission[1]	5.000	05/01/2047	5,695,207
11,500,000	San Francisco, CA City & County Airports Commission (San Francisco International Airport)[1]	5.000	05/01/2046	12,338,695
15,000	San Francisco, CA City & County Airports Commission (SFO Fuel Company)[1]	5.250	01/01/2024	15,074
7,250,000	San Francisco, CA City & County Public Utilities Commission[1]	5.000	10/01/2043	8,171,403
500,000	San Francisco, CA City & County Redevel. Agency (Mission Bay South Public Improvements)[1]	5.000	08/01/2031	539,590
2,000,000	San Francisco, CA City & County Redevel. Financing Authority (Mission Bay North Redevel.)[1]	6.500	08/01/2039	2,071,680
400,000	San Francisco, CA City & County Redevel. Financing Authority (Mission Bay North Redevel.)[1]	6.750	08/01/2033	442,840
500,000	San Francisco, CA City & County Redevel. Financing Authority (Mission Bay North Redevel.)[1]	7.000	08/01/2033	555,820
1,500,000	San Francisco, CA City & County Redevel. Financing Authority (Mission Bay South Redevel.)[1]	6.625	08/01/2039	1,555,140
500,000	San Francisco, CA City & County Redevel. Financing Authority (San Francisco Redevel.)[1]	6.500	08/01/2032	517,920
545,000	San Francisco, CA City & County Redevel. Financing Authority (San Francisco Redevel.)[1]	6.625	08/01/2039	565,034
500,000	San Gorgonio, CA Memorial Health Care District[1]	5.000	08/01/2032	540,605
250,000	San Jacinto, CA Unified School District Special Tax[1]	5.000	09/01/2043	266,515
25,000	San Jose, CA (Libraries, Parks & Public Safety)[1]	5.000	09/01/2032	25,060
1,000,000	San Jose, CA Airport[1]	5.000	03/01/2025	1,055,290
35,000	San Jose, CA Improvement Bond Act 1915[1]	5.875	09/02/2023	35,975
3,150,000	San Jose, CA Multifamily Hsg. (El Parador Apartments)[1]	6.200	01/01/2041	3,111,570
4,025,000	San Jose, CA Multifamily Hsg. (Fallen Leaves Apartments)[1]	5.100	12/01/2032	4,026,650
25,000	San Jose, CA Special Tax Community Facilities District No. 9 (Bailey Highway 101)[1]	6.600	09/01/2027	25,015
10,000,000	San Marcos, CA Unified School District[3]	5.250	08/01/2031	10,885,400
10,000,000	San Mateo County, CA Community College District[2]	5.000	09/01/2045	11,303,600
5,000,000	Santa Clara County, CA Financing Authority[1]	4.000	05/15/2032	5,195,250
5,280,000	Santa Clara County, CA Financing Authority[1]	4.000	05/15/2033	5,464,219
1,000,000	Santa Clara County, CA Hsg. Authority (Rivertown Apartments)[1]	5.850	08/01/2031	1,000,700
2,070,000	Santa Clara County, CA Hsg. Authority (Rivertown Apartments)[1]	6.000	08/01/2041	2,070,911

11      OPPENHEIMER ROCHESTER CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Value
California (Continued)
$3,000,000	Santa Clara, CA Redevel. Agency Tax Allocation (Bayshore North)[1]	5.750%	06/01/2026	$3,291,060
8,395,000	Santa Cruz County, CA Redevel. Agency (Live Oak/Soquel Community)[1]	7.000	09/01/2036	8,752,291
1,750,000	Santa Monica, CA Redevel. Agency Tax Allocation (Earthquake Recovery Redevel.)[1]	5.875	07/01/2036	1,917,353
2,600,000	Santa Monica, CA Redevel. Agency Tax Allocation (Earthquake Recovery Redevel.)[1]	5.875	07/01/2042	2,842,268
1,525,000	Saugus, CA Union School District Community Facilities District No. 2006[1]	11.625	09/01/2038	1,646,817
2,865,000	Saugus, CA Union School District Community Facilities District No. 2006[1]	11.625	09/01/2038	3,093,856
5,000,000	Sequoia, CA Unified High School District[1]	6.000	07/01/2043	5,525,750
1,720,000	Signal Hill, CA Redevel. Agency Tax Allocation[1]	7.000	10/01/2026	1,888,268
2,000,000	South Bayside, CA Waste Management Authority (Shoreway Environmental)[1]	6.000	09/01/2036	2,062,300
4,150,000	South El Monte, CA Improvement District[1]	5.000	08/01/2035	4,526,198
790,000	Southern CA Mono Health Care District[1]	5.000	08/01/2021	841,658
2,085,000	Southern CA Public Power Authority[1]	5.000	11/01/2033	2,384,469
13,000,000	Southern CA Public Power Authority[1]	5.000	07/01/2035	14,538,420
470,000	Southern CA Public Power Authority[1]	5.250	11/01/2022	514,749
50,000	Southern CA Public Power Authority[1]	5.250	11/01/2023	55,332
250,000	Southern CA Public Power Authority[1]	5.250	11/01/2026	284,775
205,000	Southern CA Public Power Authority Natural Gas[1]	5.000	11/01/2028	231,675
165,000	Southern CA Public Power Authority Natural Gas[1]	5.000	11/01/2029	186,948
2,255,000	Southern CA Public Power Authority Natural Gas[1]	5.250	11/01/2027	2,579,788
4,000,000	Southern CA Tobacco Securitization Authority (TASC)[1]	5.000	06/01/2037	4,009,960
2,000,000	Stockton, CA Community Facilities District (Arch Road East No. 99-02)[1]	5.875	09/01/2037	1,934,820
225,000	Stockton, CA Public Financing Authority (Parking)[1]	5.125	09/01/2030	224,294
1,000,000	Stockton, CA Redevel. Agency[1]	5.000	09/01/2034	1,112,050
1,000,000	Susanville, CA Public Financing Authority (Utility Enterprises)[1]	5.500	06/01/2030	1,025,900
3,000,000	Tahoe-Truckee, CA Unified School District[1]	5.000	08/01/2039	3,354,690
950,000	Tahoe-Truckee, CA Unified School District[1]	5.000	08/01/2041	1,057,502
500,000	Tulare, CA Health Care District[1]	6.500	08/01/2026	512,470
375,000	Twentynine Palms, CA Redevel. Agency Tax Allocation (Four Corners)[1]	7.125	09/01/2026	427,061
500,000	Twentynine Palms, CA Redevel. Agency Tax Allocation (Four Corners)[1]	7.400	09/01/2032	573,180
415,000	Twentynine Palms, CA Redevel. Agency Tax Allocation (Four Corners)[1]	7.400	09/01/2032	475,739
425,000	Twentynine Palms, CA Redevel. Agency Tax Allocation (Four Corners)[1]	7.650	09/01/2042	490,106
12,840,000	University of California[3]	5.000	05/15/2037	14,285,787
15,000,000	University of California[3]	5.000	05/15/2038	16,342,954
5,000,000	University of California[1]	5.000	05/15/2042	5,568,750

12      OPPENHEIMER ROCHESTER CALIFORNIA MUNICIPAL FUND

Principal Amount		Coupon		Maturity	Value
California (Continued)
$16,000,000	University of California[1]	5.000%		05/15/2043	$17,945,280
4,000,000	University of California[1]	5.000		05/15/2048	4,469,120
1,030,000	Upland, CA Community Facilities District Special Tax (Improvement Area No. 2 Colonies San Antonio)[1]	5.000		09/01/2029	1,096,260
1,080,000	Upland, CA Community Facilities District Special Tax (Improvement Area No. 2 Colonies San Antonio)[1]	5.000		09/01/2030	1,147,154
1,000,000	Vernon, CA Electric System[1]	5.125		08/01/2033	1,059,800
4,000,000	Vernon, CA Electric System[1]	5.500		08/01/2041	4,271,200
65,000	Vernon, CA Redevel. Agency Tax Allocation[1]	5.000		09/01/2035	65,012
500,000	Victorville, CA Special Tax Community Facilities District 07-01[1]	5.350		09/01/2042	504,090
1,500,000	West Hollywood, CA Community Devel. Commission Tax Allocation (East Side Redevel.)[1]	7.500		09/01/2042	1,708,515
610,000	West Patterson, CA Financing Authority Special Tax Community Facilities District No. 2015-1[1]	5.250		09/01/2035	622,932
1,550,000	West Patterson, CA Financing Authority Special Tax Community Facilities District No. 2015-1[1]	5.250		09/01/2045	1,564,043
2,300,000	Woodland, CA Finance Authority[1]	6.000		03/01/2036	2,485,955
1,500,000	Woodland, CA Finance Authority[1]	6.000		03/01/2041	1,619,490
					1,247,381,833
U.S. Possessions—8.0%
1,000,000	Guam International Airport Authority[1]	6.000		10/01/2034	1,135,110
2,500,000	Guam International Airport Authority[1]	6.125		10/01/2043	2,827,550
250,000	Guam Power Authority, Series A1	5.000		10/01/2023	270,152
320,000	Guam Power Authority, Series A1	5.000		10/01/2024	345,795
570,000	Guam Power Authority, Series A1	5.000		10/01/2030	613,098
2,025,000	Northern Mariana Islands Ports Authority, Series A	5.500		03/15/2031	1,949,062
1,165,000	Northern Mariana Islands Ports Authority, Series A	6.250		03/15/2028	1,098,012
6,000,000	Puerto Rico Aqueduct & Sewer Authority[1]	6.000		07/01/2044	5,715,000
2,935,000	Puerto Rico Aqueduct & Sewer Authority[1]	6.125	[5]	07/01/2024	2,817,600
3,640,000	Puerto Rico Children’s Trust Fund (TASC)[1,2]	5.375		05/15/2033	3,684,736
8,405,000	Puerto Rico Children’s Trust Fund (TASC)[1]	5.500		05/15/2039	8,524,519
500,000	Puerto Rico Commonwealth GO8	5.250		07/01/2030	301,250
1,450,000	Puerto Rico Commonwealth GO8	5.375		07/01/2030	851,875
1,480,000	Puerto Rico Commonwealth GO, NPFGC[1]	5.500		07/01/2020	1,527,360
1,000,000	Puerto Rico Commonwealth GO, FGIC[9]	5.500		07/01/2021	820,000
5,000,000	Puerto Rico Commonwealth GO8	5.500		07/01/2026	2,937,500
1,615,000	Puerto Rico Commonwealth GO8	5.500		07/01/2027	948,813
4,525,000	Puerto Rico Commonwealth GO8	5.750		07/01/2028	2,658,438
1,020,000	Puerto Rico Commonwealth GO8	5.750		07/01/2038	614,550
80,000	Puerto Rico Commonwealth GO, AGC[1]	6.000		07/01/2036	84,279
2,500,000	Puerto Rico Commonwealth GO8	6.000		07/01/2039	1,506,250
3,000,000	Puerto Rico Commonwealth GO8	6.500		07/01/2037	1,807,500
1,000,000	Puerto Rico Commonwealth GO8	6.500		07/01/2040	587,500

13      OPPENHEIMER ROCHESTER CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon		Maturity	Value
U.S. Possessions (Continued)
$476,247	Puerto Rico Electric Power Authority[8]	10.000%		07/01/2019	$ 314,323
476,247	Puerto Rico Electric Power Authority[8]	10.000		07/01/2019	314,323
453,432	Puerto Rico Electric Power Authority[8]	10.000		01/01/2021	299,265
453,432	Puerto Rico Electric Power Authority[8]	10.000		07/01/2021	299,265
151,144	Puerto Rico Electric Power Authority[8]	10.000		01/01/2022	99,755
151,143	Puerto Rico Electric Power Authority[8]	10.000		07/01/2022	99,754
4,000,000	Puerto Rico Electric Power Authority, Series A8	5.000		07/01/2042	2,550,000
1,000,000	Puerto Rico Electric Power Authority, Series A8	5.050		07/01/2042	637,500
7,350,000	Puerto Rico Electric Power Authority, Series A8	6.750		07/01/2036	4,759,125
2,500,000	Puerto Rico Highway & Transportation Authority[8]	5.500		07/01/2030	1,687,500
100,000	Puerto Rico Infrastructure, FGIC[9]	5.500		07/01/2020	80,375
1,220,000	Puerto Rico Infrastructure (Mepsi Campus)[8]	6.500		10/01/2037	247,050
170,000	Puerto Rico ITEMECF (Ana G. Mendez University)	5.125		04/01/2032	161,500
225,000	Puerto Rico ITEMECF (Ana G. Mendez University)	5.375		04/01/2042	210,375
6,055,000	Puerto Rico ITEMECF (Cogeneration Facilities)	6.625		06/01/2026	5,911,194
1,210,000	Puerto Rico ITEMECF (Guaynabo Municipal Government Center)	5.625		07/01/2022	1,038,785
7,255,000	Puerto Rico Public Buildings Authority[1,6]	6.000		07/01/2041	4,507,169
5,000,000	Puerto Rico Public Buildings Authority[1,6]	6.750		07/01/2036	3,118,750
610,000	Puerto Rico Sales Tax Financing Corp., Series A8	5.500		08/01/2028	299,663
16,000,000	Puerto Rico Sales Tax Financing Corp., Series A, NPFGC	5.829	[4]	08/01/2043	4,511,360
16,135,000	Puerto Rico Sales Tax Financing Corp., Series A, NPFGC	5.838	[4]	08/01/2042	4,788,061
5,500,000	Puerto Rico Sales Tax Financing Corp., Series A8	6.375		08/01/2039	2,701,875
10,000,000	Puerto Rico Sales Tax Financing Corp., Series A8	6.500		08/01/2044	4,912,500
1,000,000	Puerto Rico Sales Tax Financing Corp., Series A-1[8]	5.250		08/01/2043	491,250
5,275,000	Puerto Rico Sales Tax Financing Corp., Series C8	6.000		08/01/2042	2,591,344
2,190,000	University of Puerto Rico, Series P	5.000		06/01/2030	1,971,876
3,055,000	V.I. Public Finance Authority (Matching Fund Loan Note)	5.000		10/01/2019	3,108,463
840,000	V.I. Public Finance Authority (Matching Fund Loan Note)	5.000		10/01/2032	845,250
					96,183,599
Total Investments, at Value (Cost $1,358,292,291)—111.7%					1,343,565,432
Net Other Assets (Liabilities)—(11.7)					(140,629,535)
Net Assets—100.0%					$ 1,202,935,897

Footnotes to Statement of Investments

1. All or a portion of the security position has been segregated for collateral to cover borrowings.

2. All or a portion of the security position is when-issued or delayed delivery to be delivered and settled after period end. See Note 3 of the accompanying Notes.

3. Security represents the underlying municipal bond with respect to an inverse floating rate security held by the

Fund. The bond was purchased by the Fund and subsequently transferred to a trust, which issued the related inverse floating rate security. See Note 3 of the accompanying Notes.

4. Zero coupon bond reflects effective yield on the original acquisition date.

14      OPPENHEIMER ROCHESTER CALIFORNIA MUNICIPAL FUND

Footnotes to Statement of Investments (Continued)

5. Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.

6. This security is accruing partial income at an anticipated effective rate based on expected interest and/or principal payments. The rate shown is the contractual interest rate.

7. The value of this security was determined using significant unobservable inputs. See Note 2 of the accompanying Notes.

8. This security is not accruing income because its issuer has missed or is expected to miss interest and/or principal payments. The rate shown is the contractual interest rate. See Note 3 of the accompanying Notes.

9. The issuer of this security has missed or is expected to miss interest and/or principal payments on this security. The security is insured and is accruing partial income at a rate anticipated to be recovered through the insurer. The rate shown is the contractual interest rate.

To simplify the listings of securities, abbreviations are used per the table below:

ABAG	Association of Bay Area Governments
AcadF	Academy Foundation
AFound	Archival Foundation
AGC	Assured Guaranty Corp.
AMF	Academy Museum Foundation
AOMPAAS	Academy of Motion Pictures Arts and Sciences
CDA	Communities Devel. Authority
CFD	Community Facilities District
CHCC	Community Hospitals of Central California
CHF	City Hospital Foundation
COP	Certificates of Participation
EBPC	East Bay Prenatal Center
EMC	Eden Medical Center
FCHMC	Fresno Community Hospital & Medical Center
FGIC	Financial Guaranty Insurance Co.
GO	General Obligation
IDA	Industrial Devel. Agency
ITEMECF	Industrial, Tourist, Educational, Medical and Environmental Community Facilities
MCHlth	Marin Community Health
MPHS	Mills-Peninsula Health Services
M-S-R	Modesto Irrigation District of the City of Santa Clara and the City of Redding
MTA	Metropolitan Transportation Authority
NPFGC	National Public Finance Guarantee Corp.
OCEAA	Orange County Educational Arts Academy
PAMFHCR&E	Palo Alto Medical Foundation for Health Care Research & Education
SBH	Sutter Bay Hospitals
SBMF	Sutter Bay Medical Foundation
SCHosp	Sutter Coast Hospital
SCVH	Sutter Central Valley Hospitals
SEBH	Sutter East Bay Hospitals
SGMF	Sutter Gould Medical Foundation
SHlth	Sutter Health
SHSSR	Sutter Health Sacramento Sierra Regional
SJHCN	St. Joseph Home Care Network
SJHE	St. Joseph Hospital of Eureka
SJHO	St. Joseph Hospital of Orange

15      OPPENHEIMER ROCHESTER CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

To simplify the listings of securities, abbreviations are used per the table below: (Continued)

SJHS	St. Joseph Health System
SMCCV	Sutter Medical Center of Castro Valley
SMF	Sutter Medical Foundation
SVlyH	Sutter Valley Hospitals
SVMF	Sutter Valley Medical Foundation
SVNA&H	Sutter Visiting Nurse Association & Hospice
TASC	Tobacco Settlement Asset-Backed Bonds
TVSRF	The Vince Street Archive Foundation
V.I.	United States Virgin Islands

16      OPPENHEIMER ROCHESTER CALIFORNIA MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS October 31, 2018 Unaudited

1. Organization

Oppenheimer Rochester California Municipal Fund (the “Fund”) is a diversified open-end management investment company registered under the Investment Company Act of 1940 (“1940 Act”), as amended.

The Fund’s investment objective is to seek tax-free income. The Fund’s investment adviser is OFI Global Asset Management, Inc. (“OFI Global” or the “Manager”), a wholly-owned subsidiary of OppenheimerFunds, Inc. (“OFI” or the “Sub-Adviser”). The Manager has entered into a sub-advisory agreement with OFI.

2. Securities Valuation

The Fund calculates the net asset value of its shares as of 4:00 P.M. Eastern Time, on each day the New York Stock Exchange (the “Exchange”) is open for trading, except in the case of a scheduled early closing of the Exchange, in which case the Fund will calculate net asset value of the shares as of the scheduled early closing time of the Exchange.

The Fund’s Board has adopted procedures for the valuation of the Fund’s securities and has delegated the day-to-day responsibility for valuation determinations under those procedures to the Manager. The Manager has established a Valuation Committee which is responsible for determining a fair valuation for any security for which market quotations are not readily available. The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Fund’s Board at least quarterly or more frequently, if necessary.

Valuation Methods and Inputs

Securities are valued primarily using unadjusted quoted market prices, when available, as supplied by third party pricing services or broker-dealers.

The following methodologies are used to determine the market value or the fair value of the types of securities described below:

Corporate and government debt securities (of U.S. or foreign issuers) and municipal debt securities, short-term notes, mortgage-backed securities, collateralized mortgage obligations, and asset-backed securities are valued at the mean between the bid and asked prices utilizing evaluated prices obtained from third party pricing services or broker-dealers who may use matrix pricing methods to determine the evaluated prices. Pricing services generally price debt securities assuming orderly transactions of an institutional “round lot” size, but some trades may occur in smaller, “odd lot” sizes, sometimes at lower prices than institutional round lot trades. Standard inputs generally considered by third-party pricing vendors include reported trade data, broker-dealer price quotations, benchmark yields, issuer spreads on comparable securities, the credit quality, yield, maturity, as well as other appropriate factors.

Securities for which market quotations are not readily available, or when a significant event has occurred that would materially affect the value of the security, are fair valued either (i) by a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Valuation Committee and the Fund’s Board or (ii) as determined in good faith by the Manager’s Valuation Committee. The Valuation Committee considers all relevant facts that are reasonably available, through either public information or information available to the Manager, when determining the fair value of a security. Those

17      OPPENHEIMER ROCHESTER CALIFORNIA MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

2. Securities Valuation (Continued)

standardized fair valuation methodologies include, but are not limited to, valuing securities at the last sale price or initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be further adjusted for any discounts related to security-specific resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.

To assess the continuing appropriateness of security valuations, the Manager regularly compares prior day prices and sale prices to the current day prices and challenges those prices exceeding certain tolerance levels with the third party pricing service or broker source. For those securities valued by fair valuations, whether through a standardized fair valuation methodology or a fair valuation determination, the Valuation Committee reviews and affirms the reasonableness of the valuations based on such methodologies and fair valuation determinations on a regular basis after considering all relevant information that is reasonably available.

Classifications

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Various data inputs may be used in determining the value of each of the Fund’s investments as of the reporting period end.

These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

3) Level 3-significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset or liability).

The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The table below categorizes amounts at period end based on valuation input level:

18      OPPENHEIMER ROCHESTER CALIFORNIA MUNICIPAL FUND

2. Securities Valuation (Continued)

	Level 1— Unadjusted Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value

Assets Table
Investments, at Value:
Municipal Bonds and Notes
California	$—	$1,242,322,895	$5,058,938	$1,247,381,833
U.S. Possessions	—	96,183,599	—	96,183,599

Total Assets	$—	$1,338,506,494	$5,058,938	$1,343,565,432

Forward currency exchange contracts and futures contracts, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

For the reporting period, there were no transfers between levels.

3. Investments and Risks

Inverse Floating Rate Securities. The Fund invests in inverse floating rate securities that pay interest at a rate that varies inversely with short-term interest rates. Because inverse floating rate securities are leveraged instruments, the value of an inverse floating rate security will change more significantly in response to changes in interest rates and other market fluctuations than the market value of a conventional fixed-rate municipal security of similar maturity and credit quality, including the municipal bond underlying an inverse floating rate security.

An inverse floating rate security is created as part of a financial transaction referred to as a “tender option bond” transaction. In most cases, in a tender option bond transaction the Fund sells a fixed-rate municipal bond (the “underlying municipal bond”) to a trust (the “Trust”). The Trust then issues and sells short-term floating rate securities with a fixed principal amount representing a senior interest in the underlying municipal bond to third parties and a residual, subordinate interest in the underlying municipal bond (referred to as an “inverse floating rate security”) to the Fund. The interest rate on the short-term floating rate securities resets periodically, usually weekly, to a prevailing market rate and holders of these securities are granted the option to tender their securities back to the Trust for repurchase at their principal amount plus accrued interest thereon (the “purchase price”) periodically, usually daily or weekly. A remarketing agent for the Trust is required to attempt to re-sell any tendered short-term floating rate securities to new investors for the purchase price. If the remarketing agent is unable to successfully re-sell the tendered short-term floating rate securities, a liquidity provider to the Trust must contribute cash to the Trust to ensure that the tendering holders receive the purchase price of their securities on the repurchase date.

Because holders of the short-term floating rate securities are granted the right to tender their securities to the Trust for repurchase at frequent intervals for the purchase price, with such payment effectively guaranteed by the liquidity provider, the securities generally bear

19      OPPENHEIMER ROCHESTER CALIFORNIA MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

3. Investments and Risks (Continued)

short-term rates of interest commensurate with money market instruments. When interest is paid on the underlying municipal bond to the Trust, such proceeds are first used to pay the Trust’s administrative expenses and accrued interest to holders of the short-term floating rate securities, with any remaining amounts being paid to the Fund, as the holder of the inverse floating rate security. Accordingly, the amount of such interest on the underlying municipal bond paid to the Fund is inversely related to the rate of interest on the short-term floating rate securities. Additionally, because the principal amount of the short-term floating rate securities is fixed and is not adjusted in response to changes in the market value of the underlying municipal bond, any change in the market value of the underlying municipal bond is reflected entirely in a change to the value of the inverse floating rate security.

Typically, the terms of an inverse floating rate security grant certain rights to the Fund, as holder. For example, the Fund typically has the right upon request to require that the Trust compel a tender of the short-term floating rate securities to facilitate the Fund’s acquisition of the underlying municipal bond. Following such a request, the Fund pays the Trust the purchase price of the short-term floating rate securities and a specified portion of any market value gain on the underlying municipal bond since its deposit into the Trust, which the Trust uses to redeem the short-term floating rate securities. The Trust then distributes the underlying municipal bond to the Fund. Through the exercise of this right, the Fund can voluntarily terminate or “collapse” the Trust, terminate its investment in the related inverse floating rate security and obtain the underlying municipal bond. Additionally, the Fund also typically has the right to exchange with the Trust (i) a principal amount of short-term floating rate securities held by the Fund for a corresponding additional principal amount of the inverse floating rate security or (ii) a principal amount of the inverse floating rate security held by the Fund for a corresponding additional principal amount of short-term floating rate securities (which are typically then sold to other investors). Through the exercise of this right, the Fund may increase (or decrease) the principal amount of short-term floating rate securities outstanding, thereby increasing (or decreasing) the amount of leverage provided by the short-term floating rate securities to the Fund’s investment exposure to the underlying municipal bond.

The Fund’s investments in inverse floating rate securities involve certain risks. As short-term interest rates rise, an inverse floating rate security produces less current income (and, in extreme cases, may pay no income) and as short-term interest rates fall, an inverse floating rate security produces more current income. Thus, if short-term interest rates rise after the issuance of the inverse floating rate security, any yield advantage is reduced or eliminated. All inverse floating rate securities entail some degree of leverage represented by the outstanding principal amount of the related short-term floating rate securities, relative to the par value of the underlying municipal bond. The value of, and income earned on, an inverse floating rate security that has a higher degree of leverage will fluctuate more significantly in response to changes in interest rates and to changes in the market value of the related underlying municipal bond than that of an inverse floating rate security with a lower degree of leverage, and is more likely to be eliminated entirely under adverse market conditions. Changes in the value of an inverse floating rate security will also be more significant than changes in the market value of the related underlying municipal bond because the leverage provided by

20      OPPENHEIMER ROCHESTER CALIFORNIA MUNICIPAL FUND

3. Investments and Risks (Continued)

the related short-term floating rate securities increases the sensitivity of an inverse floating rate security to changes in interest rates and to the market value of the underlying municipal bond. An inverse floating rate security can be expected to underperform fixed-rate municipal bonds when the difference between long-term and short-term interest rates is decreasing (or is already small) or when long-term interest rates are rising, but can be expected to outperform fixed-rate municipal bonds when the difference between long-term and short-term interest rates is increasing (or is already large) or when long-term interest rates are falling. Additionally, a tender option bond transaction typically provides for the automatic termination or “collapse” of a Trust upon the occurrence of certain adverse events, usually referred to as “mandatory tender events” or “tender option termination events.” These events may include, among others, a credit ratings downgrade of the underlying municipal bond below a specified level, a decrease in the market value of the underlying municipal bond below a specified amount, a bankruptcy of the liquidity provider or the inability of the remarketing agent to resell to new investors short-term floating rate securities that have been tendered for repurchase by holders thereof. Following the occurrence of such an event, the underlying municipal bond is generally sold for current market value and the proceeds distributed to holders of the short-term floating rate securities and inverse floating rate security, with the holder of the inverse floating rate security (the Fund) generally receiving the proceeds of such sale only after the holders of the short-term floating rate securities have received proceeds equal to the purchase price of their securities (and the liquidity provider is generally required to contribute cash to the Trust only in an amount sufficient to ensure that the holders of the short-term floating rate securities receive the purchase price of their securities in connection with such termination of the Trust). Following the occurrence of such events, the Fund could potentially lose the entire amount of its investment in the inverse floating rate security.

Finally, the Fund may enter into shortfall/reimbursement agreements with the liquidity provider of certain tender option bond transactions in connection with certain inverse floating rate securities held by the Fund. These agreements commit the Fund to reimburse the liquidity provider to the extent that the liquidity provider must provide cash to a Trust, including following the termination of a Trust resulting from the occurrence of a “mandatory tender event.” In connection with the occurrence of such an event and the termination of the Trust triggered thereby, the shortfall/reimbursement agreement will make the Fund liable for the amount of the negative difference, if any, between the liquidation value of the underlying municipal bond and the purchase price of the short-term floating rate securities issued by the Trust. Under the standard terms of a tender option bond transaction, absent such a shortfall/ reimbursement agreement, the Fund, as holder of the inverse floating rate security, would not be required to make such a reimbursement payment to the liquidity provider. The Manager monitors the Fund’s potential exposure with respect to these agreements on a daily basis and intends to take action to terminate the Fund’s investment in related inverse floating rate securities, if it deems it appropriate to do so. At period end, the Fund’s maximum exposure under such agreements is estimated at $49,290,000.

When the Fund creates an inverse floating rate security in a tender option bond transaction by selling an underlying municipal bond to a Trust, the transaction is considered a secured

21      OPPENHEIMER ROCHESTER CALIFORNIA MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

3. Investments and Risks (Continued)

borrowing for financial reporting purposes. As a result of such accounting treatment, the Fund includes the underlying municipal bond on its Statement of Investments and as an asset on its Statement of Assets and Liabilities in the annual and semiannual reports (but does not separately include the related inverse floating rate security on either). The Fund also includes a liability on its Statement of Assets and Liabilities in the annual and semiannual reports equal to the outstanding principal amount and accrued interest on the related short-term floating rate securities issued by the Trust. Interest on the underlying municipal bond is recorded as investment income on the Fund’s Statement of Operations in the annual and semiannual reports, while interest payable on the related short-term floating rate securities is recorded as interest expense. At period end, municipal bond holdings with a value of $226,619,502 shown on the Fund’s Statement of Investments are held by such Trusts and serve as the underlying municipal bonds for the related $129,825,000 in short-term floating rate securities issued and outstanding at that date.

At period end, the inverse floating rate securities associated with tender option bond transactions accounted for as secured borrowings were as follows:

Principal Amount	Inverse Floater[1]	Coupon Rate[2]	Maturity Date	Value
$2,500,000	Anaheim, CA Public Financing Authority Tender Option Bond Series 2015-XF2139 Trust[3]	11.847%	10/1/39	$2,643,525
5,000,000	CA Dept. of Water Resources (Center Valley) Tender Option Bond Series 2015-XF2030 Trust[3]	6.848	12/1/35	5,671,800
8,385,000	CA GO Tender Option Bond Series 2016-XF2372 Trust[3]	8.655	9/1/34	11,320,588
7,110,000	CA Health Facilities Financing Authority (Providence Health & Services) Tender Option Bond Series 2015-XF0036 Trust	7.366	10/1/39	7,545,487
3,375,000	CA Health Facilities Financing Authority (SHlth / EBPC / EMC / MCHlth / MPHS / PAMFHCR&E / SCHosp / SCVH / SEBH / SGMF Obligated Group) Tender Option Bond Series 2015-XF0236 Trust	11.702	8/15/31	4,436,640
7,500,000	East Bay, CA Municipal Utility District (Water System) Tender Option Bond Series 2015-XF2026 Trust[3]	6.415	6/1/36	8,229,750
1,290,000	Grossmont, CA Union High School District Tender Option Bond Series 2015 XF-2141 Trust[3]	12.265	8/1/30	1,430,868
1,225,000	Grossmont, CA Union High School District Tender Option Bond Series 2015-XF2141-2 Trust[3]	12.284	8/1/31	1,358,954
5,050,000	Los Angeles, CA Dept. of Airports Tender Option Bond Series 2018-XF2563-1 Trust	8.852	5/15/33	7,101,765
4,000,000	Los Angeles, CA Dept. of Airports Tender Option Bond Series 2018-XF2563-2 Trust	8.854	5/15/34	5,542,000
1,500,000	Los Angeles, CA Dept. of Water & Power Tender Option Bond Series 2015 XF-0018 Trust	7.070	7/1/34	1,516,590
6,000,000	Los Angeles, CA Dept. of Water & Power Tender Option Bond Series 2015 XF-0018-2 Trust	7.070	7/1/38	6,062,580

22      OPPENHEIMER ROCHESTER CALIFORNIA MUNICIPAL FUND

3. Investments and Risks (Continued)

Principal Amount	Inverse Floater[1]	Coupon Rate[2]	Maturity Date	Value

$ 5,500,000	Los Angeles, CA Dept. of Water & Power Tender Option Bond Series 2018-XF2562 Trust	8.860%	7/1/47	$7,400,470
8,150,000	Los Angeles, CA Harbor Dept. Tender Option Bond Series 2015-XF0035 Trust	6.934	8/1/34	8,579,342
5,000,000	San Marcos, CA Unified School District Tender Option Bond Series 2015-XF2029 Trust[3]	6.848	8/1/31	5,885,400
4,280,000	University of California Tender Option Bond Series 2016-XF0524-1 Trust	8.663	5/15/37	5,725,743
5,000,000	University of California Tender Option Bond Series 2016-XF0524-2 Trust	8.663	5/15/38	6,343,000

				$96,794,502

1. For a list of abbreviations used in the Inverse Floater table see the Portfolio Abbreviations table at the end of the Statement of Investments.

2. Represents the current interest rate for the inverse floating rate security.

3. Represents an inverse floating rate security that is subject to a shortfall/reimbursement agreement.

The Fund may also purchase an inverse floating rate security created as part of a tender option bond transaction not initiated by the Fund when a third party, such as a municipal issuer or financial institution, transfers an underlying municipal bond to a Trust. For financial reporting purposes, the Fund includes the inverse floating rate security related to such transaction on its Statement of Investments and as an asset on its Statement of Assets and Liabilities in the annual and semiannual reports, and interest on the security is recorded as investment income on the Fund’s Statement of Operations in the annual and semiannual reports.

The Fund may invest in inverse floating rate securities with any degree of leverage (as measured by the outstanding principal amount of related short-term floating rate securities). However, the Fund may only expose up to 20% of its total assets to the effects of leverage from its investments in inverse floating rate securities. This limitation is measured by comparing the aggregate principal amount of the short-term floating rate securities that are related to the inverse floating rate securities held by the Fund to the total assets of the Fund. The Fund’s exposure to the effects of leverage from its investments in inverse floating rate securities amounts to $129,825,000 at period end.

Securities on a When-Issued or Delayed Delivery Basis. The Fund may purchase securities on a “when-issued” basis, and may purchase or sell securities on a “delayed delivery” basis. “When-issued” or “delayed delivery” refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis normally takes place within six months and possibly as long as two years or more after the trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The purchase of securities on a when-issued basis may increase the volatility of the Fund’s net asset value to the extent the Fund executes such transactions while remaining substantially

23      OPPENHEIMER ROCHESTER CALIFORNIA MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

3. Investments and Risks (Continued)

fully invested. When the Fund engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the Fund to lose the opportunity to obtain or dispose of the security at a price and yield it considers advantageous. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase.

At period end, the Fund had purchased securities issued on a when-issued or delayed delivery basis and sold securities issued on a delayed delivery basis as follows:

When-Issued or Delayed Delivery Basis Transactions
Purchased securities	$11,321,300
Sold securities	100,000

Credit Risk. The Fund invests in high-yield, non-investment-grade bonds, which may be subject to a greater degree of credit risk. Credit risk relates to the ability of the issuer to meet interest or principal payments or both as they become due. The Fund may acquire securities that have missed an interest payment, and is not obligated to dispose of securities whose issuers or underlying obligors subsequently miss an interest and/or principal payment.

Information concerning securities not accruing interest at period end is as follows:

Cost	$57,642,032
Market Value	$34,518,188
Market Value as % of Net Assets	2.87%

Concentration Risk. There are certain risks arising from geographic concentration in any state, commonwealth or territory. Certain economic, regulatory or political developments occurring in the state, commonwealth or territory may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.

4. Market Risk Factors

The Fund’s investments in securities and/or financial derivatives may expose the Fund to various market risk factors:

Commodity Risk. Commodity risk relates to the change in value of commodities or commodity indexes as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

Credit Risk. Credit risk relates to the ability of the issuer of debt to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield debt securities are subject to credit risk to a greater extent than lower-yield, higher-quality securities.

Equity Risk. Equity risk relates to the change in value of equity securities as they relate to

24      OPPENHEIMER ROCHESTER CALIFORNIA MUNICIPAL FUND

4. Market Risk Factors (Continued)

increases or decreases in the general market.

Foreign Exchange Rate Risk. Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.

Interest Rate Risk. Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

Volatility Risk. Volatility risk refers to the magnitude of the movement, but not the direction of the movement, in a financial instrument’s price over a defined time period. Large increases or decreases in a financial instrument’s price over a relative time period typically indicate greater volatility risk, while small increases or decreases in its price typically indicate lower volatility risk.

5. Pending Acquisition

On October 18, 2018, Massachusetts Mutual Life Insurance Company (“MassMutual”), an indirect corporate parent of the Sub-Adviser and the Manager announced that it has entered into a definitive agreement, whereby Invesco Ltd. (“Invesco”), a global investment management company, will acquire the Sub-Adviser. As of the time of the announcement, the transaction is expected to close in the second quarter of 2019, pending necessary regulatory and other third-party approvals. This is subject to change.

25      OPPENHEIMER ROCHESTER CALIFORNIA MUNICIPAL FUND

Item 2. Controls and Procedures.

(a)

Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 10/31/2018, the registrant’s principal executive officer and principal financial officer found the registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b)

There have been no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Exhibits attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Rochester California Municipal Fund

By:	/s/ Arthur P. Steinmetz
Arthur P. Steinmetz
Principal Executive Officer
Date:	12/21/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Arthur P. Steinmetz
Arthur P. Steinmetz
Principal Executive Officer
Date:	12/21/2018

By:	/s/ Brian S. Petersen
Brian S. Petersen
Principal Financial Officer
Date:	12/21/2018